UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              Kendall Square Capital, LLC
Address:           235 Montgomery St., Suite 1010
                   San Francisco, CA  94104

Form 13F File Number:  028-14817
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jason Harris
Title:       Managing Member
Phone:       415-391-1565

Signature, Place and Date of Signing:

      /s/ Jason Harris             San Francisco, CA        February 14, 2013
----------------------------       -----------------        -----------------
        [Signature]                  [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                               ----------------------------
Form 13F Information Table Entry Total:                      44
                                               ----------------------------
Form 13F Information Table Value Total:                  $140,921
                                               ----------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                                   KENDALL SQUARE CAPITAL, LLC
                                                   FORM 13F INFORMATION TABLE
                                                 Quarter Ended December 31, 2012

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                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
ACTUATE CORP                 COM            00508B102    3,158    563,934 SH       SOLE                  563,934
ACXIOM CORP                  COM            005125109    1,895    108,550 SH       SOLE                  108,550
AEROPOSTALE                  COM            007865108    3,925    301,675 SH       SOLE                  301,675
ALTERA CORP                  COM            021441100    4,085    118,785 SH       SOLE                  118,785
BODY CENT CORP               COM            09689U102      385     38,556 SH       SOLE                   38,556
BROOKS AUTOMATION INC        COM            114340102    1,876    233,076 SH       SOLE                  233,076
CEVA INC                     COM            157210105    6,584    418,058 SH       SOLE                  418,058
CHILDRENS PL RETAIL STORES I COM            168905107    2,661     60,090 SH       SOLE                   60,090
COMMUNITY BANKERS TR CORP    COM            203612106    2,768  1,044,626 SH       SOLE                1,044,626
COTT CORP QUE                COM            22163N106      439     54,700 SH       SOLE                   54,700
CRA INTL INC                 COM            12618T105    6,909    349,448 SH       SOLE                  349,448
DOLAN CO                     COM            25659P402    5,133  1,319,455 SH       SOLE                1,319,455
E M C CORP MASS              COM            268648102    2,505     99,000 SH       SOLE                   99,000
EARTHLINK INC                COM            270321102    3,177    491,862 SH       SOLE                  491,862
ELLIS PERRY INTL INC         COM            288853104    2,473    123,959 SH       SOLE                  123,959
EXPRESS SCRIPTS HLDG CO      COM            30219G108    3,505     64,900 SH       SOLE                   64,900
FORRESTER RESH INC           COM            346563109    1,390     51,870 SH       SOLE                   51,870
FUEL SYS SOLUTIONS INC       COM            35952W103    3,148    214,023 SH       SOLE                  214,023
GENESCO INC                  COM            371532102    3,487     63,400 SH       SOLE                   63,400
HEALTHWAYS INC               COM            422245100    2,939    274,666 SH       SOLE                  274,666
INTERMOLECULAR INC           COM            45882D109    4,928    553,667 SH       SOLE                  553,667
INVENSENSE INC               COM            46123D205    7,344    661,038 SH       SOLE                  661,038
JAKKS PAC INC                COM            47012E106    2,039    162,882 SH       SOLE                  162,882
JUNIPER NETWORKS INC         COM            48203R104    3,427    174,200 SH       SOLE                  174,200
KEYCORP NEW                  COM            493267108    2,990    355,100 SH       SOLE                  355,100
MATTERSIGHT CORP             COM            577097108      577    116,063 SH       SOLE                  116,063
MEADOWBROOK INS GROUP INC    COM            58319P108    5,287    914,681 SH       SOLE                  914,681
MILLER ENERGY RES INC        COM            600527105      949    239,720 SH       SOLE                  239,720
MOBILE MINI INC              COM            60740F105    1,571     75,354 SH       SOLE                   75,354
PANTRY INC                   COM            698657103    1,799    148,337 SH       SOLE                  148,337
PDI INC                      COM            69329V100      897    118,011 SH       SOLE                  118,011
POLYCOM INC                  COM            73172K104    3,775    360,900 SH       SOLE                  360,900
PRGX GLOBAL INC              COM NEW        69357C503    3,042    471,559 SH       SOLE                  471,559
SPARTAN MTRS INC             COM            846819100    3,033    616,449 SH       SOLE                  616,449
STAPLES INC                  COM            855030102    4,123    361,700 SH       SOLE                  361,700
STR HLDGS INC                COM            78478V100    1,725    684,465 SH       SOLE                  684,465
SYKES ENTERPRISES INC        COM            871237103    3,736    245,451 SH       SOLE                  245,451
TELETECH HOLDING INC         COM            879939106      643     36,100 SH       SOLE                   36,100
TILLYS INC                   CL A           886885102    2,985    221,307 SH       SOLE                  221,307
TOWER GROUP INC              COM            891777104    6,430    361,473 SH       SOLE                  361,473
TRUE RELIGION APPAREL INC    COM            89784N104    7,179    282,426 SH       SOLE                  282,426
UBIQUITI NETWORKS INC        COM            90347A100    2,255    185,712 SH       SOLE                  185,712
WET SEAL INC                 CL A           961840105    5,757  2,085,874 SH       SOLE                2,085,874
ZIONS BANCORPORATION         COM            989701107    1,988     92,900 SH       SOLE                   92,900
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